Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grants of PSUs, RSUs, options and other equity awards to our executive officers are approved by the Compensation and Management Development Committee at regularly scheduled meetings, or sometimes by unanimous written consent. We have no practice of timing grants of equity awards to coordinate with the release of material non-public information, nor have we timed the release of material non-public information for the purpose of affecting the value of any compensation of our executive officers. In the event material non-public information becomes known to the Compensation and Management Development Committee prior to granting an equity award, the Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

Award Timing Method	We have no practice of timing grants of equity awards to coordinate with the release of material non-public information, nor have we timed the release of material non-public information for the purpose of affecting the value of any compensation of our executive officers.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false